Business Combination - Schedule of Allocation of Purchase Price for Business Combinations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 246,989	$ 3,255	₨ 139,127	₨ 131,012
Two Thousand And Twenty One Acquistions [Member]
Disclosure of detailed information about business combination [line items]
Net assets			1,285
Fair value of Customer-related intangibles			2,460
Fair value of Marketing-related intangibles			828
Deferred tax liabilities on intangible assets			(432)
Total			4,141
Goodwill			9,660
Total purchase price			₨ 13,801